Research and Development (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Schedule of research and development
	Year ended December 31,
	2017	2016	2015

	USD in thousands

Payroll and related expenses (*)	2,083	221	107
Subcontracted work and consulting	1,238	588	17
Share based payments to service provider	112	--	--
Rent and office maintenance	281	--	--
Travel expenses	79	--	--
Other	296	95	7
	4,089	904	131

(*) Includes Share-based payment of USD 379.